Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 4,569	$ 4,622	$ 4,344
Non-interest income	3,411	3,004	3,705
Total revenue	7,980	7,626	8,049
Provision for credit losses	638	529	222
Non-interest expenses	4,464	4,529	4,223
Provision for income taxes	1,106	475	864
Net income	1,772	2,093	2,740
Net income attributable to non-controlling interests in subsidiaries	40	38	88
Net income attributable to equity holders of the Bank	1,732	2,055	2,652
Average assets	1,380,000	1,333,000	1,239,000
Average liabilities	1,305,000	1,259,000	1,165,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,386	2,363	2,133
Non-interest income	778	771	741
Total revenue	3,164	3,134	2,874
Provision for credit losses	218	163	(35)
Non-interest expenses	1,449	1,397	1,282
Provision for income taxes	410	404	426
Net income	1,087	1,170	1,201
Net income attributable to equity holders of the Bank	1,087	1,170	1,201
Average assets	450,000	446,000	412,000
Average liabilities	357,000	347,000	320,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,899	1,806	1,648
Non-interest income	802	698	749
Total revenue	2,701	2,504	2,397
Provision for credit losses	404	355	274
Non-interest expenses	1,436	1,364	1,285
Provision for income taxes	169	106	208
Net income	692	679	630
Net income attributable to non-controlling interests in subsidiaries	38	36	85
Net income attributable to equity holders of the Bank	654	643	545
Average assets	228,000	217,000	196,000
Average liabilities	169,000	160,000	144,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	213	206	174
Non-interest income	1,110	1,083	1,248
Total revenue	1,323	1,289	1,422
Provision for credit losses	1	1	(1)
Non-interest expenses	802	798	862
Provision for income taxes	133	127	146
Net income	387	363	415
Net income attributable to non-controlling interests in subsidiaries	2	2	3
Net income attributable to equity holders of the Bank	385	361	412
Average assets	34,000	34,000	31,000
Average liabilities	42,000	44,000	47,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	454	492	373
Non-interest income	1,049	862	1,031
Total revenue	1,503	1,354	1,404
Provision for credit losses	15	11	(16)
Non-interest expenses	773	696	670
Provision for income taxes	196	163	189
Net income	519	484	561
Net income attributable to equity holders of the Bank	519	484	561
Average assets	481,000	461,000	444,000
Average liabilities	455,000	430,000	407,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(383)	(245)	16
Non-interest income	(328)	(410)	(64)
Total revenue	(711)	(655)	(48)
Provision for credit losses		(1)
Non-interest expenses	4	274	124
Provision for income taxes	198	(325)	(105)
Net income	(913)	(603)	(67)
Net income attributable to equity holders of the Bank	(913)	(603)	(67)
Average assets	187,000	175,000	156,000
Average liabilities	$ 282,000	$ 278,000	$ 247,000